Group Companies - Subsidiary Undertakings Included in Consolidation Countries Q through T (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 RON / shares	Dec. 31, 2017 SEK / shares	Dec. 31, 2017 THB / shares	Dec. 31, 2017 TZS / shares	Dec. 31, 2017 SFr / shares	Dec. 31, 2017 SAR / shares	Dec. 31, 2017 SGD / shares	Dec. 31, 2017 TRY / shares	Dec. 31, 2017 TWD / shares	Dec. 31, 2017 RWF / shares	Dec. 31, 2017 TND / shares	Dec. 31, 2017 TTD / shares	Dec. 31, 2017 ZAR / shares	Dec. 31, 2017 LKR / shares	Dec. 31, 2017 RUB / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 £ / shares
Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | € / shares	€ 0.16																	€ 0.16		€ 0.16
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | € / shares	€ 0.16																	€ 0.16
Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | £ / shares		£ 0.0311																	£ 0.0311		£ 0.0311
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | £ / shares		£ 0.031																	£ 0.031
Rwanda [Member] | Unilever N.V. [member] | Unilever Tea Rwanda Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Rwanda
Name of Undertaking	Unilever Tea Rwanda Limited
% holding as between NV/PLC	0.00%
Nominal Value | RWF / shares												RWF 4,270.00
Registered address	Nyarugenge, Nyarungenge, Umujyi wa Kigali, Rwanda, P.O. BOX 6428 Kigali
Rwanda [Member] | Unilever PLC [member] | Unilever Tea Rwanda Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Rwanda
Name of Undertaking	Unilever Tea Rwanda Limited
% holding as between NV/PLC	100.00%
Nominal Value | RWF / shares												RWF 4,270.00
Registered address	Nyarugenge, Nyarungenge, Umujyi wa Kigali, Rwanda, P.O. BOX 6428 Kigali
Romania [Member] | Unilever Romania S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.00%
Romania [Member] | Unilever N.V. [member] | Unilever Romania S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Romania
Name of Undertaking	Unilever Romania S.A.
% holding as between NV/PLC	99.00%
Nominal Value | RON / shares			RON 0.10
Registered address	Ploiesti, 291 Republicii Avenue, Prahova County
Romania [Member] | Unilever N.V. [member] | Unilever Distribution SRL [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Romania
Name of Undertaking	Unilever Distribution SRL
% holding as between NV/PLC	100.00%
Nominal Value | RON / shares			20.00
Registered address	Ploiesti, 291 Republicii Avenue, Prahova County
Romania [Member] | Unilever N.V. [member] | Unilever BCS SCE SRL [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Romania
Name of Undertaking	Unilever BCS SCE SRL
% holding as between NV/PLC	55.40%
Nominal Value | RON / shares			10.00
Registered address	Ploiesti, 291 Republicii Avenue, Prahova County
Romania [Member] | Unilever N.V. [member] | Unilever South Central Europe S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Romania
Name of Undertaking	Unilever South Central Europe S.A.
% holding as between NV/PLC	100.00%
Nominal Value | RON / shares			260.50
Registered address	Ploiesti, 291 Republicii Avenue, Prahova County
Romania [Member] | Unilever PLC [member] | Unilever Romania S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Romania
Name of Undertaking	Unilever Romania S.A.
% holding as between NV/PLC	0.00%
Nominal Value | RON / shares			0.10
Registered address	Ploiesti, 291 Republicii Avenue, Prahova County
Romania [Member] | Unilever PLC [member] | Unilever Distribution SRL [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Romania
Name of Undertaking	Unilever Distribution SRL
% holding as between NV/PLC	0.00%
Nominal Value | RON / shares			20.00
Registered address	Ploiesti, 291 Republicii Avenue, Prahova County
Romania [Member] | Unilever PLC [member] | Unilever BCS SCE SRL [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Romania
Name of Undertaking	Unilever BCS SCE SRL
% holding as between NV/PLC	44.60%
Nominal Value | RON / shares			10.00
Registered address	Ploiesti, 291 Republicii Avenue, Prahova County
Romania [Member] | Unilever PLC [member] | Unilever South Central Europe S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Romania
Name of Undertaking	Unilever South Central Europe S.A.
% holding as between NV/PLC	0.00%
Nominal Value | RON / shares			RON 260.50
Registered address	Ploiesti, 291 Republicii Avenue, Prahova County
Russia [Member] | JLLC Tulskiy Khladokombinat [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	98.29%
Russia [Member] | Unilever N.V. [member] | Inmarko Trade LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Russia
Name of Undertaking	Inmarko Trade LLC
% holding as between NV/PLC	7.12%
Registered address	644031, 205, 10 let Oktyabrya, Omsk
Russia [Member] | Unilever N.V. [member] | JLLC Tulskiy Khladokombinat [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Russia
Name of Undertaking	JLLC Tulskiy Khladokombinat
% holding as between NV/PLC	6.99%
Nominal Value | RUB / shares																	RUB 1.00
Registered address	300016, 78, Ostrovskogo Street, Tula
Russia [Member] | Unilever N.V. [member] | OOO Unilever Rus [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Russia
Name of Undertaking	OOO UNILEVER RUS
% holding as between NV/PLC	7.12%
Registered address	123022, 13, Sergeya Makeeva Street, Moscow
Russia [Member] | Unilever PLC [member] | Inmarko Trade LLC [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Russia
Name of Undertaking	Inmarko Trade LLC
% holding as between NV/PLC	92.88%
Registered address	644031, 205, 10 let Oktyabrya, Omsk
Russia [Member] | Unilever PLC [member] | JLLC Tulskiy Khladokombinat [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Russia
Name of Undertaking	JLLC Tulskiy Khladokombinat
% holding as between NV/PLC	91.29%
Nominal Value | RUB / shares																	RUB 1.00
Registered address	300016, 78, Ostrovskogo Street, Tula
Russia [Member] | Unilever PLC [member] | OOO Unilever Rus [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Russia
Name of Undertaking	OOO UNILEVER RUS
% holding as between NV/PLC	92.88%
Registered address	123022, 13, Sergeya Makeeva Street, Moscow13
Saudi Arabia [Member] | Binzagr Unilever Limitedx [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	49.00%
Saudi Arabia [Member] | Unilever N.V. [member] | Binzagr Unilever Limitedx [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Saudi Arabia
Name of Undertaking	Binzagr Unilever Limitedx
% holding as between NV/PLC	0.00%
Nominal Value | SAR / shares								SAR 1,000.00
Registered address	P.O. Box 5694, Jeddah 21432
Saudi Arabia [Member] | Unilever PLC [member] | Binzagr Unilever Limitedx [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Saudi Arabia
Name of Undertaking	Binzagr Unilever Limitedx
% holding as between NV/PLC	49.00%
Nominal Value | SAR / shares								SAR 1,000.00
Registered address	P.O. Box 5694, Jeddah 21432
Serbia [Member] | Unilever N.V. [member] | Unilever Beograd d.o.o. [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Serbia
Name of Undertaking	Unilever Beograd d.o.o.
% holding as between NV/PLC	100.00%
Registered address	Belgrade, Serbia, Omladinskih brigada 90b - Novi Beograd
Serbia [Member] | Unilever PLC [member] | Unilever Beograd d.o.o. [Member] | Membership Interest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Serbia
Name of Undertaking	Unilever Beograd d.o.o.
% holding as between NV/PLC	0.00%
Registered address	Belgrade, Serbia, Omladinskih brigada 90b - Novi Beograd
Singapore [Member] | Unilever N.V. [member] | T2 Singapore PTE Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Singapore
Name of Undertaking	T2 Singapore PTE Limited
% holding as between NV/PLC	0.00%
Nominal Value | SGD / shares									SGD 1.00
Registered address	20E Pasir Panjang Road, #06-22 Mapletree Business City, 117439
Singapore [Member] | Unilever N.V. [member] | Unilever Asia Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Singapore
Name of Undertaking	UNILEVER ASIA PRIVATE LIMITED
% holding as between NV/PLC	100.00%
Nominal Value | SGD / shares									1.00
Registered address	20 Pasir Panjang Road, #06-22 Mapletree Business City, 117439
Singapore [Member] | Unilever N.V. [member] | Unilever Singapore Pte. Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Singapore
Name of Undertaking	Unilever Singapore Pte. Limited
% holding as between NV/PLC	0.00%
Nominal Value | SGD / shares									1.00
Registered address	20 Pasir Panjang Road, #06-22 Mapletree Business City, 117439
Singapore [Member] | Unilever PLC [member] | T2 Singapore PTE Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Singapore
Name of Undertaking	T2 Singapore PTE Limited
% holding as between NV/PLC	100.00%
Nominal Value | SGD / shares									1.00
Registered address	20E Pasir Panjang Road, #06-22 Mapletree Business City, 117439
Singapore [Member] | Unilever PLC [member] | Unilever Asia Private Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Singapore
Name of Undertaking	UNILEVER ASIA PRIVATE LIMITED
% holding as between NV/PLC	0.00%
Nominal Value | SGD / shares									1.00
Registered address	20 Pasir Panjang Road, #06-22 Mapletree Business City, 117439
Singapore [Member] | Unilever PLC [member] | Unilever Singapore Pte. Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Singapore
Name of Undertaking	Unilever Singapore Pte. Limited
% holding as between NV/PLC	100.00%
Nominal Value | SGD / shares									SGD 1.00
Registered address	20 Pasir Panjang Road, #06-22 Mapletree Business City, 117439
Slovakia [Member] | Unilever N.V. [member] | Unilever BCS Slovensko, spol. s r.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Slovakia
Name of Undertaking	Unilever BCS Slovensko, spol. s r.o.
% holding as between NV/PLC	55.40%
Nominal Value | € / shares	€ 1.00
Registered address	Karadzicova 10, 821 08 Bratislava
Slovakia [Member] | Unilever N.V. [member] | Unilever Slovensko spol. s r.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Slovakia
Name of Undertaking	Unilever Slovensko spol. s r.o.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 1.00
Registered address	Karadzicova 10, 821 08 Bratislava
Slovakia [Member] | Unilever PLC [member] | Unilever BCS Slovensko, spol. s r.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Slovakia
Name of Undertaking	Unilever BCS Slovensko, spol. s r.o.
% holding as between NV/PLC	44.60%
Nominal Value | € / shares	€ 1.00
Registered address	Karadzicova 10, 821 08 Bratislava
Slovakia [Member] | Unilever PLC [member] | Unilever Slovensko spol. s r.o. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Slovakia
Name of Undertaking	Unilever Slovensko spol. s r.o.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 1.00
Registered address	Karadzicova 10, 821 08 Bratislava
South Africa [Member] | Nollsworth Park Properties (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	74.25%
South Africa [Member] | Unilever South Africa (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	74.25%
South Africa [Member] | Unilever South Africa Holdings (Pty)Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	74.25%
South Africa [Member] | Unilever South Africa Holdings (Pty)Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	0.02%
South Africa [Member] | Unilever South Africa Holdings (Pty)Limited [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	0.009%
South Africa [Member] | Aconcagua Forteen Investments (RF) (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	74.25%
South Africa [Member] | Unilever N.V. [member] | Nollsworth Park Properties (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Nollsworth Park Properties (Pty) Limited
% holding as between NV/PLC	11.21%
Nominal Value | ZAR / shares															ZAR 2.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever N.V. [member] | Unilever Market Development (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Unilever Market Development (Pty) Limited
% holding as between NV/PLC	0.00%
Nominal Value | ZAR / shares															1.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever N.V. [member] | Unilever South Africa (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	UNILEVER SOUTH AFRICA (PTY) LIMITED
% holding as between NV/PLC	11.21%
Nominal Value | ZAR / shares															2.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever N.V. [member] | Unilever South Africa Holdings (Pty)Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Unilever South Africa Holdings (Pty) Limited
% holding as between NV/PLC	11.21%
Nominal Value | ZAR / shares															1.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever N.V. [member] | Unilever South Africa Holdings (Pty)Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Unilever South Africa Holdings (Pty) Limited
% holding as between NV/PLC	0.005%
Nominal Value | ZAR / shares															1.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever N.V. [member] | Unilever South Africa Holdings (Pty)Limited [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Unilever South Africa Holdings (Pty) Limited
% holding as between NV/PLC	0.002%
Nominal Value | ZAR / shares															1.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever N.V. [member] | Aconcagua Forteen Investments (RF) (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Aconcagua 14 Investments (RF) (Pty) Limited
% holding as between NV/PLC	11.21%
Nominal Value | ZAR / shares															1.00
Registered address	4 Merchant Place, CNR Fredman Drive and Rivonia Road Sandton, 2196
South Africa [Member] | Unilever PLC [member] | Nollsworth Park Properties (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Nollsworth Park Properties (Pty) Limited
% holding as between NV/PLC	63.04%
Nominal Value | ZAR / shares															2.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever PLC [member] | Unilever Market Development (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Unilever Market Development (Pty) Limited
% holding as between NV/PLC	100.00%
Nominal Value | ZAR / shares															1.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever PLC [member] | Unilever South Africa (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	UNILEVER SOUTH AFRICA (PTY) LIMITED
% holding as between NV/PLC	63.04%
Nominal Value | ZAR / shares															2.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever PLC [member] | Unilever South Africa Holdings (Pty)Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Unilever South Africa Holdings (Pty) Limited
% holding as between NV/PLC	63.04%
Nominal Value | ZAR / shares															1.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever PLC [member] | Unilever South Africa Holdings (Pty)Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Unilever South Africa Holdings (Pty) Limited
% holding as between NV/PLC	0.015%
Nominal Value | ZAR / shares															1.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever PLC [member] | Unilever South Africa Holdings (Pty)Limited [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Unilever South Africa Holdings (Pty) Limited
% holding as between NV/PLC	0.007%
Nominal Value | ZAR / shares															1.00
Registered address	15 Nollsworth Crescent, Nollsworth Park, La Lucia Ridge Office Estate, La Lucia, 4051
South Africa [Member] | Unilever PLC [member] | Aconcagua Forteen Investments (RF) (Pty) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	South Africa
Name of Undertaking	Aconcagua 14 Investments (RF) (Pty) Limited
% holding as between NV/PLC	63.04%
Nominal Value | ZAR / shares															ZAR 1.00
Registered address	4 Merchant Place, CNR Fredman Drive and Rivonia Road Sandton, 2196
Spain [Member] | Unilever N.V. [member] | Intuiskin S.L.U. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	Intuiskin S.L.U.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 1.00
Registered address	PA / Reding, 43, Izda 1, 29016 Malaga
Spain [Member] | Unilever N.V. [member] | Unilever BCS Spain, S.L.U. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	Unilever BCS Spain, S.L.U.
% holding as between NV/PLC	55.40%
Nominal Value | € / shares	€ 1.00
Registered address	C/ Tecnologia 19, 08840 Viladecans
Spain [Member] | Unilever N.V. [member] | Unilever Espana S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	UNILEVER ESPANA S.A.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 48.00
Registered address	C/ Tecnologia 19, 08840 Viladecans
Spain [Member] | Unilever N.V. [member] | Unilever Services Espana S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	Unilever Services Espana S.A.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 60.00
Registered address	C/ Tecnologia 19, 08840 Viladecans
Spain [Member] | Unilever N.V. [member] | Unilever Foods Industrial Espana, S.L.U. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	Unilever Foods Industrial Espana, S.L.U.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 600.00
Registered address	C/ Felipe del Río, 14 – 48940 Leioa
Spain [Member] | Unilever N.V. [member] | Unilever HPC Industrial Espana S.L.U. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	Unilever HPC Industrial Espana S.L.U.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 600.00
Registered address	C/Condesa de Venadito 1, planta 4, 28028 Madrid
Spain [Member] | Unilever PLC [member] | Intuiskin S.L.U. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	Intuiskin S.L.U.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 1.00
Registered address	PA / Reding, 43, Izda 1, 29016 Malaga
Spain [Member] | Unilever PLC [member] | Unilever BCS Spain, S.L.U. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	Unilever BCS Spain, S.L.U.
% holding as between NV/PLC	44.60%
Nominal Value | € / shares	€ 1.00
Registered address	C/ Tecnologia 19, 08840 Viladecans
Spain [Member] | Unilever PLC [member] | Unilever Espana S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	UNILEVER ESPANA S.A.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 48.00
Registered address	C/ Tecnologia 19, 08840 Viladecans
Spain [Member] | Unilever PLC [member] | Unilever Services Espana S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	Unilever Services Espana S.A.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 60.00
Registered address	C/ Tecnologia 19, 08840 Viladecans
Spain [Member] | Unilever PLC [member] | Unilever Foods Industrial Espana, S.L.U. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	Unilever Foods Industrial Espana, S.L.U.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 600.00
Registered address	C/ Felipe del Río, 14 – 48940 Leioa
Spain [Member] | Unilever PLC [member] | Unilever HPC Industrial Espana S.L.U. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Spain
Name of Undertaking	Unilever HPC Industrial Espana S.L.U.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 600.00
Registered address	C/Condesa de Venadito 1, planta 4, 28028 Madrid
Sri Lanka [Member] | Unilever N.V. [member] | Brooke Bond Ceylon Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Brooke Bond Ceylon Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																LKR 100.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever N.V. [member] | Ceytea Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Ceytea Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever N.V. [member] | Lever Brothers (Exports and Marketing)Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Lever Brothers (Exports and Marketing) Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																2.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever N.V. [member] | Maddema Trading Co. Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Maddema Trading Co. Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever N.V. [member] | Premium Exports Ceylon (Pvt) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Premium Exports Ceylon (Pvt) Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever N.V. [member] | R.O. Mennell & Co. (Ceylon) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	R.O. Mennell & Co. (Ceylon) Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever N.V. [member] | Tea Estates Ceylon Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Tea Estates Ceylon Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																100.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever N.V. [member] | Unilever Ceylon Services Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Unilever Ceylon Services Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever N.V. [member] | Unilever Ceylon Marketing Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Unilever Ceylon Marketing Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever N.V. [member] | Unilever Lipton Ceylon Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Unilever Lipton Ceylon Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever N.V. [member] | Unilever Sri Lanka Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Unilever Sri Lanka Limited
% holding as between NV/PLC	0.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | Brooke Bond Ceylon Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Brooke Bond Ceylon Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																100.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | Ceytea Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Ceytea Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | Lever Brothers (Exports and Marketing)Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Lever Brothers (Exports and Marketing) Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																2.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | Maddema Trading Co. Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Maddema Trading Co. Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | Premium Exports Ceylon (Pvt) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Premium Exports Ceylon (Pvt) Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | R.O. Mennell & Co. (Ceylon) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	R.O. Mennell & Co. (Ceylon) Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | Tea Estates Ceylon Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Tea Estates Ceylon Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																100.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | Unilever Ceylon Services Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Unilever Ceylon Services Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | Unilever Ceylon Marketing Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Unilever Ceylon Marketing Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | Unilever Lipton Ceylon Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Unilever Lipton Ceylon Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sri Lanka [Member] | Unilever PLC [member] | Unilever Sri Lanka Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sri Lanka
Name of Undertaking	Unilever Sri Lanka Limited
% holding as between NV/PLC	100.00%
Nominal Value | LKR / shares																LKR 10.00
Registered address	258 M Vincent Perera Mawatha, Colombo 14
Sweden [Member] | Unilever N.V. [member] | Alberto Culver AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Alberto Culver AB
% holding as between NV/PLC	55.40%
Nominal Value | SEK / shares				SEK 100.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever N.V. [member] | Unilever BCS Sourcing Sweden AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Unilever BCS Sourcing Sweden AB
% holding as between NV/PLC	55.40%
Nominal Value | SEK / shares				1.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever N.V. [member] | Unilever BCS Sweden AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Unilever BCS Sweden AB
% holding as between NV/PLC	55.40%
Nominal Value | SEK / shares				1.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever N.V. [member] | Unilever Holding AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Unilever Holding AB
% holding as between NV/PLC	100.00%
Nominal Value | SEK / shares				100.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever N.V. [member] | Unilever Produktion AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Unilever Produktion AB
% holding as between NV/PLC	100.00%
Nominal Value | SEK / shares				50.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever N.V. [member] | Unilever Sverige AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	UNILEVER SVERIGE AB
% holding as between NV/PLC	100.00%
Nominal Value | SEK / shares				100.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever N.V. [member] | Blueair AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Blueair AB
% holding as between NV/PLC	100.00%
Nominal Value | SEK / shares				100.00
Registered address	Karlavagen 108, 115 26 Stockholm
Sweden [Member] | Unilever N.V. [member] | Blueair Cabin Air AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Blueair Cabin Air AB
% holding as between NV/PLC	100.00%
Nominal Value | SEK / shares				100.00
Registered address	Box 24275, 10451, Stockholm
Sweden [Member] | Unilever N.V. [member] | Jonborsten AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Jonborsten AB
% holding as between NV/PLC	100.00%
Nominal Value | SEK / shares				1.00
Registered address	Karlavagen 108, 115 26, Stockholm
Sweden [Member] | Unilever PLC [member] | Alberto Culver AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Alberto Culver AB
% holding as between NV/PLC	44.60%
Nominal Value | SEK / shares				100.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever PLC [member] | Unilever BCS Sourcing Sweden AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Unilever BCS Sourcing Sweden AB
% holding as between NV/PLC	44.60%
Nominal Value | SEK / shares				1.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever PLC [member] | Unilever BCS Sweden AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Unilever BCS Sweden AB
% holding as between NV/PLC	44.60%
Nominal Value | SEK / shares				1.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever PLC [member] | Unilever Holding AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Unilever Holding AB
% holding as between NV/PLC	0.00%
Nominal Value | SEK / shares				100.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever PLC [member] | Unilever Produktion AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Unilever Produktion AB
% holding as between NV/PLC	0.00%
Nominal Value | SEK / shares				50.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever PLC [member] | Unilever Sverige AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	UNILEVER SVERIGE AB
% holding as between NV/PLC	0.00%
Nominal Value | SEK / shares				100.00
Registered address	Box 1056, Svetsarevaegen15, 17122, Solna
Sweden [Member] | Unilever PLC [member] | Blueair AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Blueair AB
% holding as between NV/PLC	0.00%
Nominal Value | SEK / shares				100.00
Registered address	Karlavagen 108, 115 26 Stockholm
Sweden [Member] | Unilever PLC [member] | Blueair Cabin Air AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Blueair Cabin Air AB
% holding as between NV/PLC	0.00%
Nominal Value | SEK / shares				100.00
Registered address	Box 24275, 10451, Stockholm
Sweden [Member] | Unilever PLC [member] | Jonborsten AB [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	Jonborsten AB
% holding as between NV/PLC	0.00%
Nominal Value | SEK / shares				SEK 1.00
Registered address	Karlavagen 108, 115 26, Stockholm
Switzerland [Member] | Unilever N.V. [member] | Intuiskin SARL In Liquidation [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Intuiskin SARL (In Liquidation)
% holding as between NV/PLC	100.00%
Nominal Value							SFr 100.00
Registered address	Chemin Frank-Thomas 34, 1208 Geneve
Switzerland [Member] | Unilever N.V. [member] | Knorr - Nahrmittel AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Knorr-Nahrmittel Aktiengesellschaft
% holding as between NV/PLC	100.00%
Nominal Value							1,000.00
Registered address	Bahnhofstrasse 19, CH 8240 Thayngen
Switzerland [Member] | Unilever N.V. [member] | Unilever Schweiz GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	UNILEVER SCHWEIZ GMBH
% holding as between NV/PLC	100.00%
Nominal Value							100,000.00
Registered address	Bahnhofstrasse 19, CH 8240 Thayngen
Switzerland [Member] | Unilever N.V. [member] | Unilever BCS Schweiz GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever BCS Schweiz GmbH
% holding as between NV/PLC	55.40%
Nominal Value							100.00
Registered address	Bahnhofstrasse 19, CH 8240 Thayngen
Switzerland [Member] | Unilever N.V. [member] | Unilever Supply Chain Company AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	UNILEVER SUPPLY CHAIN COMPANY AG
% holding as between NV/PLC	100.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8201, Schaffhausen
Switzerland [Member] | Unilever N.V. [member] | Unilever ASCC AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	UNILEVER ASCC AG
% holding as between NV/PLC	100.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever N.V. [member] | Unilever Finance International AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	UNILEVER FINANCE INTERNATIONAL AG
% holding as between NV/PLC	100.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever N.V. [member] | Unilever Business and Marketing Support AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever Business and Marketing Support AG
% holding as between NV/PLC	100.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever N.V. [member] | Unilever Overseas Holdings AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever Overseas Holdings AG
% holding as between NV/PLC	0.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever N.V. [member] | Unilever Schaffhausen Service AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever Schaffhausen Service AG
% holding as between NV/PLC	100.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever N.V. [member] | Unilever Swiss Holdings AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever Swiss Holdings AG
% holding as between NV/PLC	100.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever N.V. [member] | Oswald Nahrungsmittel GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Oswald Nahrungsmittel GmbH
% holding as between NV/PLC	100.00%
Nominal Value							800,000.00
Registered address	Hinterbergstr. 30, CH-6312 Steinhausen
Switzerland [Member] | Unilever N.V. [member] | Unilever Reinsurance AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever Reinsurance AG
% holding as between NV/PLC	100.00%
Nominal Value							1,000.00
Registered address	Schochenmühlestrasse 2, 6340 Baar
Switzerland [Member] | Unilever PLC [member] | Intuiskin SARL In Liquidation [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Intuiskin SARL (In Liquidation)
% holding as between NV/PLC	0.00%
Nominal Value							100.00
Registered address	Chemin Frank-Thomas 34, 1208 Geneve
Switzerland [Member] | Unilever PLC [member] | Knorr - Nahrmittel AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Knorr-Nahrmittel Aktiengesellschaft
% holding as between NV/PLC	0.00%
Nominal Value							1,000.00
Registered address	Bahnhofstrasse 19, CH 8240 Thayngen
Switzerland [Member] | Unilever PLC [member] | Unilever Schweiz GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	UNILEVER SCHWEIZ GMBH
% holding as between NV/PLC	0.00%
Nominal Value							100,000.00
Registered address	Bahnhofstrasse 19, CH 8240 Thayngen
Switzerland [Member] | Unilever PLC [member] | Unilever BCS Schweiz GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever BCS Schweiz GmbH
% holding as between NV/PLC	44.60%
Nominal Value							100.00
Registered address	Bahnhofstrasse 19, CH 8240 Thayngen
Switzerland [Member] | Unilever PLC [member] | Unilever Supply Chain Company AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	UNILEVER SUPPLY CHAIN COMPANY AG
% holding as between NV/PLC	0.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8201, Schaffhausen
Switzerland [Member] | Unilever PLC [member] | Unilever ASCC AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	UNILEVER ASCC AG
% holding as between NV/PLC	0.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever PLC [member] | Unilever Finance International AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	UNILEVER FINANCE INTERNATIONAL AG
% holding as between NV/PLC	0.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever PLC [member] | Unilever Business and Marketing Support AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever Business and Marketing Support AG
% holding as between NV/PLC	0.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever PLC [member] | Unilever Overseas Holdings AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever Overseas Holdings AG
% holding as between NV/PLC	100.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever PLC [member] | Unilever Schaffhausen Service AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever Schaffhausen Service AG
% holding as between NV/PLC	0.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever PLC [member] | Unilever Swiss Holdings AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever Swiss Holdings AG
% holding as between NV/PLC	0.00%
Nominal Value							1,000.00
Registered address	Spitalstrasse 5, 8200, Schaffhausen
Switzerland [Member] | Unilever PLC [member] | Oswald Nahrungsmittel GmbH [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Oswald Nahrungsmittel GmbH
% holding as between NV/PLC	0.00%
Nominal Value							800,000.00
Registered address	Hinterbergstr. 30, CH-6312 Steinhausen
Switzerland [Member] | Unilever PLC [member] | Unilever Reinsurance AG [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Switzerland
Name of Undertaking	Unilever Reinsurance AG
% holding as between NV/PLC	0.00%
Nominal Value							SFr 1,000.00
Registered address	Schochenmühlestrasse 2, 6340 Baar
Taiwan [Member] | Unilever Taiwan Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.92%
Taiwan [Member] | Unilever N.V. [member] | Unilever Taiwan Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Taiwan
Name of Undertaking	Unilever Taiwan Limited
% holding as between NV/PLC	64.50%
Nominal Value | TWD / shares											TWD 10.00
Registered address	3F., No. 550, Sec. 4, Zhongxiao East Rd., Xinyi District, Taipei City
Taiwan [Member] | Unilever PLC [member] | Unilever Taiwan Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Taiwan
Name of Undertaking	Unilever Taiwan Limited
% holding as between NV/PLC	35.42%
Nominal Value | TWD / shares											TWD 10.00
Registered address	3F., No. 550, Sec. 4, Zhongxiao East Rd., Xinyi District, Taipei City
Tanzania [Member] | Unilever N.V. [member] | Distan Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tanzania
Name of Undertaking	Distan Limited
% holding as between NV/PLC	0.00%
Nominal Value | TZS / shares						TZS 20.00
Registered address	Plot No.4A Pugu Road, Dar Es Salaam
Tanzania [Member] | Unilever N.V. [member] | UAC of Tanzania Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tanzania
Name of Undertaking	UAC of Tanzania Limited
% holding as between NV/PLC	0.00%
Nominal Value | TZS / shares						20.00
Registered address	Plot No.4A Pugu Road, Dar Es Salaam
Tanzania [Member] | Unilever N.V. [member] | Uniafric Trust Tanzania Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tanzania
Name of Undertaking	Uniafric Trust Tanzania Limited
% holding as between NV/PLC	0.00%
Nominal Value | TZS / shares						20.00
Registered address	Plot No.4A Pugu Road, Dar Es Salaam
Tanzania [Member] | Unilever N.V. [member] | Unilever Tanzania Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tanzania
Name of Undertaking	Unilever Tanzania Limited
% holding as between NV/PLC	0.00%
Nominal Value | TZS / shares						20.00
Registered address	Plot No.4A Pugu Road, Dar Es Salaam
Tanzania [Member] | Unilever N.V. [member] | Unilever Tea Tanzania Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tanzania
Name of Undertaking	Unilever Tea Tanzania Limited
% holding as between NV/PLC	0.00%
Nominal Value | TZS / shares						20.00
Registered address	P.O. Box 40, Mufindi
Tanzania [Member] | Unilever PLC [member] | Distan Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tanzania
Name of Undertaking	Distan Limited
% holding as between NV/PLC	100.00%
Nominal Value | TZS / shares						20.00
Registered address	Plot No.4A Pugu Road, Dar Es Salaam
Tanzania [Member] | Unilever PLC [member] | UAC of Tanzania Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tanzania
Name of Undertaking	UAC of Tanzania Limited
% holding as between NV/PLC	100.00%
Nominal Value | TZS / shares						20.00
Registered address	Plot No.4A Pugu Road, Dar Es Salaam
Tanzania [Member] | Unilever PLC [member] | Uniafric Trust Tanzania Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tanzania
Name of Undertaking	Uniafric Trust Tanzania Limited
% holding as between NV/PLC	100.00%
Nominal Value | TZS / shares						20.00
Registered address	Plot No.4A Pugu Road, Dar Es Salaam
Tanzania [Member] | Unilever PLC [member] | Unilever Tanzania Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tanzania
Name of Undertaking	Unilever Tanzania Limited
% holding as between NV/PLC	100.00%
Nominal Value | TZS / shares						20.00
Registered address	Plot No.4A Pugu Road, Dar Es Salaam
Tanzania [Member] | Unilever PLC [member] | Unilever Tea Tanzania Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tanzania
Name of Undertaking	Unilever Tea Tanzania Limited
% holding as between NV/PLC	100.00%
Nominal Value | TZS / shares						TZS 20.00
Registered address	P.O. Box 40, Mufindi
Thailand [Member] | Unilever N.V. [member] | Unilever Thai Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Thailand
Name of Undertaking	Unilever Thai Holdings Limited
% holding as between NV/PLC	64.55%
Nominal Value | THB / shares					THB 100.00
Registered address	161 Rama 9 Road, Huay Kwang, Bangkok 10310
Thailand [Member] | Unilever N.V. [member] | Unilever Thai Services Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Thailand
Name of Undertaking	Unilever Thai Services Limited
% holding as between NV/PLC	64.55%
Nominal Value | THB / shares					100.00
Registered address	161 Rama 9 Road, Huay Kwang, Bangkok 10310
Thailand [Member] | Unilever N.V. [member] | Unilever Thai Trading Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Thailand
Name of Undertaking	UNILEVER THAI TRADING LIMITED
% holding as between NV/PLC	64.55%
Nominal Value | THB / shares					100.00
Registered address	161 Rama 9 Road, Huay Kwang, Bangkok 10310
Thailand [Member] | Unilever PLC [member] | Unilever Thai Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Thailand
Name of Undertaking	Unilever Thai Holdings Limited
% holding as between NV/PLC	35.45%
Nominal Value | THB / shares					100.00
Registered address	161 Rama 9 Road, Huay Kwang, Bangkok 10310
Thailand [Member] | Unilever PLC [member] | Unilever Thai Services Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Thailand
Name of Undertaking	Unilever Thai Services Limited
% holding as between NV/PLC	35.45%
Nominal Value | THB / shares					100.00
Registered address	161 Rama 9 Road, Huay Kwang, Bangkok 10310
Thailand [Member] | Unilever PLC [member] | Unilever Thai Trading Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Thailand
Name of Undertaking	UNILEVER THAI TRADING LIMITED
% holding as between NV/PLC	35.45%
Nominal Value | THB / shares					THB 100.00
Registered address	161 Rama 9 Road, Huay Kwang, Bangkok 10310
Trinidad & Tobago [Member] | Unilever Caribbean Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	50.01%
Trinidad & Tobago [Member] | Unilever N.V. [member] | Unilever Caribbean Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Trinidad & Tobago
Name of Undertaking	Unilever Caribbean Limited
% holding as between NV/PLC	0.00%
Nominal Value | TTD / shares														TTD 1.00
Registered address	Eastern Main Road, Champs Fleurs
Trinidad & Tobago [Member] | Unilever PLC [member] | Unilever Caribbean Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Trinidad & Tobago
Name of Undertaking	Unilever Caribbean Limited
% holding as between NV/PLC	50.01%
Nominal Value | TTD / shares														TTD 1.00
Registered address	Eastern Main Road, Champs Fleurs
Tunisia [Member] | Unilever Tunisia S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	97.61%
Tunisia [Member] | Unilever Maghreb Export S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	97.59%
Tunisia [Member] | UTIC Distribution S.A.x [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	47.82%
Tunisia [Member] | Unilever N.V. [member] | Unilever Tunisia S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tunisia
Name of Undertaking	Unilever Tunisia S.A.
% holding as between NV/PLC	97.61%
Nominal Value | TND / shares													TND 6.00
Registered address	Z.I. Voie Z42014 Mégrine Erriadh – Tunis
Tunisia [Member] | Unilever N.V. [member] | Unilever Maghreb Export S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tunisia
Name of Undertaking	Unilever Maghreb Export S.A.
% holding as between NV/PLC	97.59%
Nominal Value | TND / shares													5.00
Registered address	Z.I. Voie Z42014 Mégrine Erriadh – Tunis
Tunisia [Member] | Unilever N.V. [member] | UTIC Distribution S.A.x [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tunisia
Name of Undertaking	UTIC Distribution S.A.
% holding as between NV/PLC	47.82%
Nominal Value | TND / shares													10.00
Registered address	Z.I. Voie Z4, Megrine Riadh, Tunis, 2014
Tunisia [Member] | Unilever PLC [member] | Unilever Tunisia S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tunisia
Name of Undertaking	Unilever Tunisia S.A.
% holding as between NV/PLC	0.00%
Nominal Value | TND / shares													6.00
Registered address	Z.I. Voie Z42014 Mégrine Erriadh – Tunis
Tunisia [Member] | Unilever PLC [member] | Unilever Maghreb Export S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tunisia
Name of Undertaking	Unilever Maghreb Export S.A.
% holding as between NV/PLC	0.00%
Nominal Value | TND / shares													5.00
Registered address	Z.I. Voie Z42014 Mégrine Erriadh – Tunis
Tunisia [Member] | Unilever PLC [member] | UTIC Distribution S.A.x [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Tunisia
Name of Undertaking	UTIC Distribution S.A.
% holding as between NV/PLC	0.00%
Nominal Value | TND / shares													TND 10.00
Registered address	Z.I. Voie Z4, Megrine Riadh, Tunis, 2014
Turkey [Member] | Unilever Gida Sanayi ve Ticaret AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.98%
Turkey [Member] | Unilever Sanayi ve Ticaret Turk AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.98%
Turkey [Member] | Besan Besin Sanayi ve Ticaret AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
Turkey [Member] | Dosan Konserve Sanayi ve Ticaret AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.64%
Turkey [Member] | Unilever N.V. [member] | Unilever Gida Sanayi ve Ticaret AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Turkey
Name of Undertaking	Unilever Gida Sanayi ve Ticaret AŞ
% holding as between NV/PLC	0.05%
Nominal Value | TRY / shares										TRY 0.01
Registered address	Saray Mahallesi Dr. Adnan Büyükdeniz Cad. No.13 34768 Ümraniye – İstanbul
Turkey [Member] | Unilever N.V. [member] | Unilever Sanayi ve Ticaret Turk AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Turkey
Name of Undertaking	UNILEVER SANAYI VE TICARET TÜRK AŞ
% holding as between NV/PLC	64.54%
Nominal Value | TRY / shares										0.01
Registered address	Saray Mahallesi Dr. Adnan Büyükdeniz Cad. No.13 34768 Ümraniye – İstanbul
Turkey [Member] | Unilever N.V. [member] | Besan Besin Sanayi ve Ticaret AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Turkey
Name of Undertaking	Besan Besin Sanayi ve Ticaret AŞ
% holding as between NV/PLC	64.55%
Nominal Value | TRY / shares										0.01
Registered address	Saray Mahallesi Dr. Adnan Büyükdeniz Cad. No.13 34768 Ümraniye – İstanbul
Turkey [Member] | Unilever N.V. [member] | Dosan Konserve Sanayi ve Ticaret AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Turkey
Name of Undertaking	Dosan Konserve Sanayi ve Ticaret AŞ
% holding as between NV/PLC	64.32%
Nominal Value | TRY / shares										0.01
Registered address	Saray Mahallesi Dr. Adnan Büyükdeniz Cad. No.13 34768 Ümraniye – İstanbul
Turkey [Member] | Unilever PLC [member] | Unilever Gida Sanayi ve Ticaret AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Turkey
Name of Undertaking	Unilever Gida Sanayi ve Ticaret AŞ
% holding as between NV/PLC	99.93%
Nominal Value | TRY / shares										0.01
Registered address	Saray Mahallesi Dr. Adnan Büyükdeniz Cad. No.13 34768 Ümraniye – İstanbul
Turkey [Member] | Unilever PLC [member] | Unilever Sanayi ve Ticaret Turk AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Turkey
Name of Undertaking	UNILEVER SANAYI VE TICARET TÜRK AŞ
% holding as between NV/PLC	35.44%
Nominal Value | TRY / shares										0.01
Registered address	Saray Mahallesi Dr. Adnan Büyükdeniz Cad. No.13 34768 Ümraniye – İstanbul
Turkey [Member] | Unilever PLC [member] | Besan Besin Sanayi ve Ticaret AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Turkey
Name of Undertaking	Besan Besin Sanayi ve Ticaret AŞ
% holding as between NV/PLC	35.44%
Nominal Value | TRY / shares										0.01
Registered address	Saray Mahallesi Dr. Adnan Büyükdeniz Cad. No.13 34768 Ümraniye – İstanbul
Turkey [Member] | Unilever PLC [member] | Dosan Konserve Sanayi ve Ticaret AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Turkey
Name of Undertaking	Dosan Konserve Sanayi ve Ticaret AŞ
% holding as between NV/PLC	35.32%
Nominal Value | TRY / shares										TRY 0.01
Registered address	Saray Mahallesi Dr. Adnan Büyükdeniz Cad. No.13 34768 Ümraniye - İstanbul